Taxes - Reconciliation of Expected Provision for Income Tax Expense/Recovery (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Earnings (loss) before income taxes	$ 20,624	$ (18,172)
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2013 - 26.5%)	5,465	(4,815)
Permanent differences	2,814	1,126
Effect of change in tax rates		90
Effect of unused tax credits		667
Foreign withholding taxes paid	212	84
Foreign rate differential	(918)	(588)
Increase (decrease) in valuation allowance	3,340	3,357
Provision for income tax recovery	$ 10,913	$ (79)